Santander Group - Reorganization of insurance business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 15, 2020	Jun. 25, 2019	Jan. 21, 2019
Disclosure of detailed information about business combination [line items]
Liability due at termination of agreement		€ 859
Portion of business acquired by first counterparty	51.00%
Portion of business acquired by second counterparty				50.01%
Mapfre
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest not held by entity	51.00%
Consideration transferred, acquisition-date fair value			€ 82